CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - EUR (€)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2022	€ 122,585			€ 122,585
IfrsStatementLineItems [Line Items]
Loss and total comprehensive income for the year			(5,308,332)	(5,308,332)
Exchange of issued shares for Intangible Assets		64,877,415		64,877,415
Transactions with Owners in their capacity as owners: Issue of share capital	77,415			77,415
Ending balance, value at Dec. 31, 2023	200,000	64,877,415	(5,308,332)	59,769,083
IfrsStatementLineItems [Line Items]
Loss and total comprehensive income for the year			(1,320,353)	(1,320,353)
Transactions with Owners in their capacity as owners: Shares issued for repayment of advances and salaries	5,982	5,594,018		5,600,000
Shares issued for payment of trade and other payables	44,018	875,645		919,663
Ending balance, value at Dec. 31, 2024	€ 250,000	€ 71,347,078	€ (6,628,685)	€ 64,968,393